Intangible Assets (Details) - CAD ($)	3 Months Ended	9 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Intangible Assets [Line Items]
Capitalization rate	17.00%	12.00%
Development of amortization costs (in Dollars)		$ 56,215,716